SEMI-ANNUAL REPORT
                             JUNE 30, 2000

                               [GRAPHIC OMITTED]

Mercury
QA Large
Cap Value
Fund                         OF MERCURY
                             QA EQUITY SERIES, INC.

PORTFOLIO INFORMATION

GEOGRAPHIC ASSET MIX
--------------------------------------------------------------------------------

As a Percentage of Net Assets as of June 30, 2000

                              [PIE CHART OMITTED]

United States--96.3%
Netherlands--2.4%
Bermuda--0.9%

WORLDWIDE INVESTMENTS AS OF JUNE 30, 2000
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Holdings                                                  Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                     5.1%
--------------------------------------------------------------------------------
Citigroup Inc.                                                              4.4
--------------------------------------------------------------------------------
WorldCom, Inc.                                                              3.4
--------------------------------------------------------------------------------
AT&T Corp.                                                                  2.8
--------------------------------------------------------------------------------
Royal Dutch Petroleum Company
  (NY Registered Shares)                                                    2.4
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                            2.4
--------------------------------------------------------------------------------
American International Group, Inc.                                          2.2
--------------------------------------------------------------------------------
American Express Company                                                    2.1
--------------------------------------------------------------------------------
Bank of America Corporation                                                 2.1
--------------------------------------------------------------------------------
Motorola, Inc.                                                              2.1
--------------------------------------------------------------------------------


                                                                      Percent of
Ten Largest Holdings                                                  Net Assets
--------------------------------------------------------------------------------
Financial Services                                                         14.2
--------------------------------------------------------------------------------
Telecommunications                                                         13.3
--------------------------------------------------------------------------------
Banking                                                                    10.2
--------------------------------------------------------------------------------
Oil--International                                                          7.5
--------------------------------------------------------------------------------
Insurance                                                                   4.8
--------------------------------------------------------------------------------
Retail                                                                      4.8
--------------------------------------------------------------------------------
Oil--Integrated                                                             3.7
--------------------------------------------------------------------------------
Semiconductors                                                              2.7
--------------------------------------------------------------------------------
Electronic Components                                                       2.3
--------------------------------------------------------------------------------
Natural Gas                                                                 2.3
--------------------------------------------------------------------------------


                June 30, 2000 (2) Mercury QA Large Cap Value Fund

DEAR SHAREHOLDER

We are pleased to provide you with the first semi-annual report for Mercury QA Large Cap Value Fund. The Fund seeks primarily to provide long-term growth of capital and secondarily to provide dividend income by investing primarily in equity securities of large-capitalization companies in the United States that Fund management believes are undervalued. Since inception (June 2, 2000) through June 30, 2000, the Fund's Class I, Class A, Class B and Class C Shares had total returns of -6.50%, -6.50%, -6.60% and -6.60%, respectively, underperforming the return of the unmanaged S&P 500/Barra Value Index of +3.13% over this period. (Investment results do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5 and 6 of this report to shareholders.)

Market Environment

The US economy appears to be slowing down. As a result, significant increases in inflation and interest rates may not happen, which would arguably be good news for financial assets. On the other hand, slower economic growth probably means slower profit growth, a prospect that may weigh on the markets over the summer.

Despite the decline of technology share prices during April and May, large cap growth stocks have a positive year-to-date return through June. Furthermore, continuing a trend that we have seen for much of the 1990s, growth stocks outpaced value stocks for the first half of the year. Large cap growth stocks returned +2.6% over the first half of the year, as measured by the unmanaged S&P 500/Barra Growth Index, while large cap value stocks fell -4.1%, as measured by the S&P 500/Barra Value Index.

Reversing a pattern we also saw for the better part of the past decade, small cap stocks have outperformed large cap stocks so far in 2000. Small cap stocks and mid cap stocks continue to look very attractive to us compared with large cap stocks on almost every valuation measure, including price/earnings (22.0 versus 29.8), price/book (2.4 versus 5.0), and price/free cash flow (18.3 versus 32.3).

Investment Outlook

In the coming months, we believe investors will focus less on economic issues such as the strength of the economy and interest rate increases, and more on the implications of the looming presidential election. Federal budget policy, social security funding options and trade policy are likely to shape investor interest in the outcome of the election. Overall, we believe the earnings outlook and valuation levels are attractive in the current environment.


                June 30, 2000 (3) Mercury QA Large Cap Value Fund

Our favorite industries currently are energy and semiconductors. High demand coupled with limited supply is an attractive dynamic for oil drilling companies and oil and gas companies. With the prospect that virtually every durable good could contain a few semiconductors, the potential demand looks strong.

In Conclusion

We thank you for your interest in Mercury QA Large Cap Value Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn                      /s/ Philip Green

Terry K. Glenn                          Philip Green
President and Director                  Senior Vice President and
                                        Portfolio Manager

August 8, 2000


                June 30, 2000 (4) Mercury QA Large Cap Value Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


                June 30, 2000 (5) Mercury QA Large Cap Value Fund

FUND PERFORMANCE DATA (CONCLUDED)

AGGREGATE TOTAL RETURN
--------------------------------------------------------------------------------
                                                          % Return     % Return
                                                        Without Sales With Sales
Class I Shares*                                            Charge      Charge**
--------------------------------------------------------------------------------
Inception (6/02/00)
through 6/30/00                                            -6.50%       -11.41%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                           % Return     % Return
                                                            Without       With
Class B Shares*                                              CDSC        CDSC**
--------------------------------------------------------------------------------
Inception (6/02/00)
through 6/30/00                                             -6.60%       -10.34%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.

**    Assuming payment of applicable contingent deferred sales charge.

                                                          % Return     % Return
                                                        Without Sales With Sales
Class A Shares*                                            Charge      Charge**
--------------------------------------------------------------------------------
Inception (6/02/00)
through 6/30/00                                            -6.50%       -11.41%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                                                           % Return     % Return
                                                            Without       With
Class C Shares*                                              CDSC        CDSC**
--------------------------------------------------------------------------------
Inception (6/02/00)
through 6/30/00                                             -6.60%        -7.53%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.

**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
--------------------------------------------------------------------------------
                                                                 Since Inception
As of June 30, 2000                                                 Total Return
--------------------------------------------------------------------------------
Class I                                                                   -6.50%
--------------------------------------------------------------------------------
Class A                                                                   -6.50
--------------------------------------------------------------------------------
Class B                                                                   -6.60
--------------------------------------------------------------------------------
Class C                                                                   -6.60
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 6/02/00.


                June 30, 2000 (6) Mercury QA Large Cap Value Fund

    SCHEDULE OF INVESTMENTS

                                                                                  In US Dollars
                                                                              --------------------
                     Shares                                                           Percent of
Industries            Held             Common Stocks                          Value   Net Assets
------------------------------------------------------------------------------------------------

BERMUDA
================================================================================================
Telecommunications     1,600  + Global Crossing Ltd.                      $    42,100     0.9%
& Equipment
------------------------------------------------------------------------------------------------
                                Total Common Stocks in Bermuda
                                (Cost--$46,500)                                42,100     0.9
------------------------------------------------------------------------------------------------

NETHERLANDS
================================================================================================
Oil--International     1,900    Royal Dutch Petroleum Company
                                  (NY Registered Shares)                      116,969     2.4
------------------------------------------------------------------------------------------------
                                Total Common Stocks in the
                                Netherlands (Cost--$118,076)                  116,969     2.4
------------------------------------------------------------------------------------------------

UNITED STATES
================================================================================================
Aerospace & Defense      400    The Boeing Company                             16,725     0.4
                         200    United Technologies Corporation                11,775     0.2
                                                                          -------------------
                                                                               28,500     0.6
------------------------------------------------------------------------------------------------
Airlines                 300  + AMR Corporation                                 7,931     0.2
------------------------------------------------------------------------------------------------
Aluminum               1,000    Alcoa Inc.                                     29,000     0.6
------------------------------------------------------------------------------------------------
Auto & Truck             800    Delphi Automotive Systems Corporation          11,650     0.2
------------------------------------------------------------------------------------------------
Banking                2,300    Bank of America Corporation                    98,900     2.1
                         800    The Bank of New York Company, Inc.             37,200     0.8
                       1,200    Bank One Corporation                           31,875     0.6
                       1,800    The Chase Manhattan Corporation                82,912     1.7
                         300    Comerica Incorporated                          13,462     0.3
                         400    Fifth Third Bancorp                            25,300     0.5
                         900    First Union Corporation                        22,331     0.5
                         700    Mellon Financial Corporation                   25,506     0.5
                         300    Northern Trust Corporation                     19,519     0.4
                         100    PNC Bank Corp.                                  4,688     0.1
                         200    State Street Corporation                       21,213     0.4
                         100    SunTrust Banks, Inc.                            4,569     0.1
                         900    U.S. Bancorp                                   17,325     0.4
                         600    Washington Mutual, Inc.                        17,325     0.4
                       1,700    Wells Fargo Company                            65,875     1.4
                                                                          -------------------
                                                                              488,000    10.2
------------------------------------------------------------------------------------------------
Building Materials       300    Masco Corporation                               5,419     0.1
------------------------------------------------------------------------------------------------
Capital Equipment        228  + Agilent Technologies, Inc.                     16,815     0.3
                         600    Hewlett-Packard Company                        74,925     1.6
                                                                          -------------------
                                                                               91,740     1.9
------------------------------------------------------------------------------------------------
Capital Goods            100    Minnesota Mining and Manufacturing
                                  Company (3M)                                  8,250     0.2


                June 30, 2000 (7) Mercury QA Large Cap Value Fund

                                                                                  In US Dollars
                                                                              --------------------
                     Shares                                                           Percent of
Industries            Held             Common Stocks                          Value   Net Assets
------------------------------------------------------------------------------------------------

UNITED STATES (continued)
================================================================================================
Chemicals                600    E.I. du Pont de Nemours
                                  and Company                             $    26,250     0.6%
                         100  + FMC Corporation                                 5,800     0.1
                       1,100    Pharmacia Corporation                          56,856     1.2
                                                                          -------------------
                                                                               88,906     1.9
------------------------------------------------------------------------------------------------
Coal                     600    Eastern Enterprises                            37,800     0.8
------------------------------------------------------------------------------------------------
Communications           100    Scientific-Atlanta, Inc.                        7,450     0.2
------------------------------------------------------------------------------------------------
Computer Services        100    Electronic Data Systems Corporation             4,125     0.1
------------------------------------------------------------------------------------------------
Computers &            1,000  + Adaptec, Inc.                                  22,750     0.5
Peripherals            2,000  + Cabletron Systems, Inc.                        50,500     1.0
                         400    Compaq Computer Corporation                    10,225     0.2
                                                                          -------------------
                                                                               83,475     1.7
------------------------------------------------------------------------------------------------
Conglomerates            400    Honeywell International Inc.                   13,475     0.3
------------------------------------------------------------------------------------------------
Consumer--Goods          300    Newell Rubbermaid Inc.                          7,725     0.2
------------------------------------------------------------------------------------------------
Consumer--Products        700 + Cendant Corporation                             9,800     0.2
& Services
------------------------------------------------------------------------------------------------
Distribution           1,700  + Costco Wholesale Corporation                   56,100     1.2
------------------------------------------------------------------------------------------------
Electrical &
Electronics              300  + The AES Corporation                            13,687     0.3
------------------------------------------------------------------------------------------------
Electrical Equipment     200    Emerson Electric Co.                           12,075     0.2
------------------------------------------------------------------------------------------------
Electronic Components  1,200  + 3Com Corporation                               69,150     1.4
                         600  + LSI Logic Corporation                          32,475     0.7
                         200  + Seagate Technology, Inc.                       11,000     0.2
                                                                          -------------------
                                                                              112,625     2.3
------------------------------------------------------------------------------------------------
Electronics              300  + Analog Devices, Inc.                           22,800     0.5
                         800  + Micron Technology, Inc.                        70,450     1.5
                                                                          -------------------
                                                                               93,250     2.0
------------------------------------------------------------------------------------------------
Energy-Related         1,000    The Williams Companies, Inc.                   41,688     0.9
------------------------------------------------------------------------------------------------
Entertainment            500    The Walt Disney Company                        19,406     0.4
------------------------------------------------------------------------------------------------
Finance                  600    Federal Home Loan Mortgage
                                  Association                                  24,300     0.5
------------------------------------------------------------------------------------------------
Financial Services     1,900    American Express Company                       99,037     2.1
                         700    Associates First Capital Corporation
                                  (Class A)                                    15,619     0.3
                       3,500    Citigroup Inc.                                210,875     4.4
                       2,200    Conseco, Inc.                                  21,450     0.4
                       1,000    Federal National Mortgage Association          52,188     1.1
                       1,100    Firstar Corporation                            23,169     0.5
                       1,000    FleetBoston Financial Corporation              34,000     0.7
                         200    Franklin Resources, Inc.                        6,075     0.1
                         500    Household International, Inc.                  20,781     0.4
                         200    J.P. Morgan & Co., Incorporated                22,025     0.5


                June 30, 2000 (8) Mercury QA Large Cap Value Fund

                                                                                  In US Dollars
                                                                              --------------------
                     Shares                                                           Percent of
Industries            Held             Common Stocks                          Value   Net Assets
------------------------------------------------------------------------------------------------

UNITED STATES (continued)
================================================================================================
Financial Services       300    Lehman Brothers Holdings, Inc.            $    28,369     0.6%
(concluded)            1,400    Morgan Stanley Dean Witter & Co.              116,550     2.4
                         500    PaineWebber Group Inc.                         22,750     0.5
                         200    T. Rowe Price Associates, Inc.                  8,500     0.2
                                                                          -------------------
                                                                              681,388    14.2
------------------------------------------------------------------------------------------------
Food Merchandising       200    Albertson's, Inc.                               6,650     0.1
------------------------------------------------------------------------------------------------
Footwear                 200    Nike, Inc. (Class B)                            7,963     0.2
------------------------------------------------------------------------------------------------
Health Care              600    HCA--The Healthcare Corporation                18,225     0.4
                         200    UnitedHealth Group Incorporated                17,150     0.3
                                                                          -------------------
                                                                               35,375     0.7
------------------------------------------------------------------------------------------------
Hospital Supplies        100    Baxter International Inc.                       7,031     0.1
------------------------------------------------------------------------------------------------
Information Processing   100    First Data Corporation                          4,963     0.1
                         400    Xerox Corporation                               8,300     0.2
                                                                          -------------------
                                                                               13,263     0.3
------------------------------------------------------------------------------------------------
Insurance                200    AFLAC Incorporated                              9,187     0.2
                         100    Aetna Inc.                                      6,419     0.1
                         700    The Allstate Corporation                       15,575     0.3
                         200    American General Corporation                   12,200     0.3
                         900    American International Group, Inc.            105,750     2.2
                         200    The Chubb Corporation                          12,300     0.3
                         100    Cincinnati Financial Corporation                3,144     0.1
                         100    Jefferson--Pilot Corporation                    5,644     0.1
                         200    Lincoln National Corporation                    7,225     0.1
                         300    Marsh & McLennan Companies, Inc.               31,331     0.7
                         200    The Progressive Corporation                    14,800     0.3
                         200  + The St. Paul Companies, Inc.                    6,825     0.1
                                                                          -------------------
                                                                              230,400     4.8
------------------------------------------------------------------------------------------------
Machinery & Equipment    200    Caterpillar Inc.                                6,775     0.1
------------------------------------------------------------------------------------------------
Media--                  400  + MediaOne Group, Inc.                           26,526     0.6
Communications
------------------------------------------------------------------------------------------------
Metals & Mining          400    Newmont Mining Corporation                      8,650     0.2
------------------------------------------------------------------------------------------------
Multimedia               200    The McGraw-Hill Companies, Inc.                10,800     0.2
                         600  + Viacom, Inc. (Class B)                         40,913     0.9
                         140    Tribune Company                                 4,909     0.1
                                                                          -------------------
                                                                               56,622     1.2
------------------------------------------------------------------------------------------------
Natural Gas              800    El Paso Energy Corporation                     40,750     0.8
                       1,100    Enron Corp.                                    70,950     1.5
                                                                          -------------------
                                                                              111,700     2.3
------------------------------------------------------------------------------------------------
Natural Gas--Pipelines   100    Duke Energy Corporation                         5,638     0.1
                         200    Kansas City Southern Industries, Inc.          17,738     0.4
                                                                          -------------------
                                                                               23,376     0.5
------------------------------------------------------------------------------------------------


                June 30, 2000 (9) Mercury QA Large Cap Value Fund

                                                                                  In US Dollars
                                                                              --------------------
                     Shares                                                           Percent of
Industries            Held             Common Stocks                          Value   Net Assets
------------------------------------------------------------------------------------------------

UNITED STATES (continued)
================================================================================================
Natural Resources        200    Burlington Resources Inc.                 $     7,650     0.2%
------------------------------------------------------------------------------------------------
Oil & Gas Producers      200  + Rowan Companies, Inc.                           6,075     0.1
                         200    Tosco Corporation                               5,663     0.1
                                                                          -------------------
                                                                               11,738     0.2
------------------------------------------------------------------------------------------------
Oil--Integrated        1,100    Chevron Corporation                            93,294     2.0
                         400    Phillips Petroleum Company                     20,275     0.4
                       1,200    Texaco Inc.                                    63,900     1.3
                                                                          -------------------
                                                                              177,469     3.7
------------------------------------------------------------------------------------------------
Oil--International     3,100    Exxon Mobil Corporation                       243,350     5.1
------------------------------------------------------------------------------------------------
Oil--Related             200    Apache Corporation                             11,762     0.2
                         300    Conoco Inc. (Class B)                           7,369     0.2
                                                                          -------------------
                                                                               19,131     0.4
------------------------------------------------------------------------------------------------
Oil Field & Equipment    200    Halliburton Company                             9,438     0.2
------------------------------------------------------------------------------------------------
Oil Services             600    Schlumberger Limited                           44,775     0.9
                         200    Transocean Sedco Forex Inc.                    10,687     0.2
                         500    USX-Marathon Group                             12,531     0.3
                                                                          -------------------
                                                                               67,993     1.4
------------------------------------------------------------------------------------------------
Paper &                  641    International Paper Company                    19,110     0.4
Forest Products          300    Weyerhaeuser Company                           12,900     0.3
                                                                          -------------------
                                                                               32,010     0.7
------------------------------------------------------------------------------------------------
Petroleum                200    Anadarko Petroleum Corporation                  9,862     0.2
                         700    The Coastal Corporation                        42,612     0.9
                                                                          -------------------
                                                                               52,474     1.1
------------------------------------------------------------------------------------------------
Pharmaceuticals          900  + ALZA Corporation                               53,212     1.1
                         400    American Home Products Corporation             23,500     0.5
                         300    Cardinal Health, Inc.                          22,200     0.5
                                                                          -------------------
                                                                               98,912     2.1
------------------------------------------------------------------------------------------------
Photography              300    Eastman Kodak Company                          17,850     0.4
------------------------------------------------------------------------------------------------
Publishing               400    Gannett Co., Inc.                              23,925     0.5
------------------------------------------------------------------------------------------------
Railroads                200    Burlington Northern Santa Fe Corp.              4,587     0.1
                         400    Union Pacific Corporation                      14,875     0.3
                                                                          -------------------
                                                                               19,462     0.4
------------------------------------------------------------------------------------------------
Restaurants            1,300    McDonald's Corporation                         42,819     0.9
------------------------------------------------------------------------------------------------
Retail                   600    CVS Corporation                                24,000     0.5
                         200    Circuit City Stores--Circuit City Group         6,637     0.1
                         400    Dollar General Corporation                      7,800     0.2
                         300  + Federated Department Stores, Inc.              10,125     0.2
                         500    J.C. Penney Company, Inc.                       9,219     0.2
                         400    The Limited, Inc.                               8,650     0.2
                         400    Lowe's Companies, Inc.                         16,425     0.3
                       4,900  + Rite Aid Corporation                           32,156     0.7


               June 30, 2000 (10) Mercury QA Large Cap Value Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                  In US Dollars
                                                                              --------------------
                     Shares                                                           Percent of
Industries            Held             Common Stocks                          Value   Net Assets
------------------------------------------------------------------------------------------------

UNITED STATES (concluded)
================================================================================================
Retail                   600  + Safeway Inc.                              $    27,075     0.6%
(concluded)              300    Sears, Roebuck & Co.                            9,788     0.2
                         800  + Staples, Inc.                                  12,300     0.3
                       1,100    Target Corporation                             63,800     1.3
                                                                          -------------------
                                                                              227,975     4.8
------------------------------------------------------------------------------------------------
Semiconductor            900  + KLA-Tencor Corporation                         52,706     1.1
Production Equipment     400  + Teradyne, Inc.                                 29,400     0.6
                                                                          -------------------
                                                                               82,106     1.7
------------------------------------------------------------------------------------------------
Semiconductors         3,400    Motorola, Inc.                                 98,813     2.1
                         500  + National Semiconductor Corporation             28,375     0.6
                                                                          -------------------
                                                                              127,188     2.7
------------------------------------------------------------------------------------------------
Software                 400  + Advanced Micro Devices, Inc.                   30,900     0.6
------------------------------------------------------------------------------------------------
Telecommunications     4,300    AT&T Corp.                                    135,987     2.8
                       1,100  + Andrew Corporation                             36,919     0.8
                       1,400  + Bell Atlantic Corporation                      71,137     1.5
                       1,700    BellSouth Corporation                          72,462     1.5
                         600    CenturyTel, Inc.                               17,250     0.4
                         900    GTE Corporation                                56,025     1.2
                       1,600    Sprint Corp. (FON Group)                       81,600     1.7
                       3,600  + WorldCom, Inc.                                165,150     3.4
                                                                          -------------------
                                                                              636,530    13.3
------------------------------------------------------------------------------------------------
Telecommunications       300    ALLTEL Corporation                             18,581     0.4
& Equipment
------------------------------------------------------------------------------------------------
Tires & Rubber           300    The Goodyear Tire & Rubber Company              6,000     0.1
------------------------------------------------------------------------------------------------
Tobacco                2,000    Philip Morris Companies Inc.                   53,125     1.1
------------------------------------------------------------------------------------------------
Toys                     500    Mattel, Inc.                                    6,594     0.1
------------------------------------------------------------------------------------------------
Transportation           200    FedEx Corp.                                     7,600     0.2
------------------------------------------------------------------------------------------------
Travel & Lodging         700    Carnival Corporation                           13,650     0.3
------------------------------------------------------------------------------------------------
Utilities--Gas Pipeline  700    Columbia Energy Group                          45,937     1.0
------------------------------------------------------------------------------------------------
Waste Management         500    Waste Management, Inc.                          9,500     0.2
------------------------------------------------------------------------------------------------
                                Total Common Stocks in the
                                United States (Cost--$4,928,941)            4,602,003    96.3
------------------------------------------------------------------------------------------------
                                Total Investments
                                (Cost--$5,093,517)                          4,761,072    99.6

                                Other Assets Less Liabilities                  18,649     0.4
                                                                          -------------------
                                Net Assets                                $ 4,779,721   100.0%
                                                                          ===================
------------------------------------------------------------------------------------------------

+     Non-income producing security.

See Notes to Financial Statements.


               June 30, 2000 (11) Mercury QA Large Cap Value Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of June 30, 2000
-----------------------------------------------------------------------------------------
Assets:

Investment at value (identified cost--$5,093,517)                             $ 4,761,072
Cash                                                                               20,281
Receivables:
  Investment adviser                                            $    11,262
  Securities sold                                                     5,413
  Dividends                                                           4,414        21,089
                                                                -------------------------
Total assets                                                                    4,802,442
                                                                              -----------
-----------------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                                                5,413
  Distributor                                                           314         5,727
                                                                -----------
Accrued expenses                                                                   16,994
                                                                              -----------
Total liabilities                                                                  22,721
                                                                              -----------
-----------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                    $ 4,779,721
                                                                              ===========
-----------------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                           $        46
Class A Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                     1
Class B Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                     1
Class C Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                     4
Paid-in capital in excess of par                                                5,112,628
Accumulated investment loss--net                                                     (576)
Undistributed realized capital gains on investments--net                               62
Unrealized depreciation on investments--net                                      (332,445)
                                                                              -----------
Net assets                                                                    $ 4,779,721
                                                                              ===========
-----------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $4,314,884 and 461,477 shares
  outstanding                                                                 $      9.35
                                                                              ===========
Class A--Based on net assets of $27,806 and 2,974 shares
  outstanding                                                                 $      9.35
                                                                              ===========
Class B--Based on net assets of $78,949 and 8,449 shares
  outstanding                                                                 $      9.34
                                                                              ===========
Class C--Based on net assets of $358,082 and 38,325 shares
  outstanding                                                                 $      9.34
                                                                              ===========
-----------------------------------------------------------------------------------------

See Notes to Financial Statements.


               June 30, 2000 (12) Mercury QA Large Cap Value Fund

STATEMENT OF OPERATIONS

For the Period June 2, 2000+ to June 30, 2000
--------------------------------------------------------------------------------

Investment Income:

Dividends                                                             $   4,972
Interest and discount earned                                                498
                                                                      ---------
Total income                                                              5,470
                                                                      ---------
--------------------------------------------------------------------------------

Expenses:

Registration fees                                        $   7,935
Organizational expenses                                      4,017
Accounting services                                          2,214
Investment advisory fees                                     1,529
Professional fees                                            1,375
Administration fees                                          1,338
Printing and shareholder reports                               688
Custodian fees                                                 347
Account maintenance and distribution fees--Class C             257
Pricing fees                                                   206
Director's fees and expenses                                   164
Account maintenance and distribution fees--Class B              51
Transfer agent fees--Class I                                    43
Account maintenance fees--Class A                                6
Transfer agent fees--Class C                                     3
Transfer agent fees--Class B                                     1
                                                         ---------
Total expenses before reimbursement                         20,174
Reimbursement of expenses                                  (14,128)
                                                         ---------
Total expenses after reimbursement                                        6,046
                                                                      ---------
Investment loss--net                                                       (576)
                                                                      ---------
--------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on Investments--Net:

Realized gain on investments--net                                            62
Unrealized depreciation on investments--net                            (332,445)
                                                                      ---------
Net Decrease in Net Assets Resulting from Operations                  $(332,959)
                                                                      =========
--------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


               June 30, 2000 (13) Mercury QA Large Cap Value Fund

STATEMENT OF CHANGES
IN NET ASSETS

For the Period June 2, 2000+ to June 30, 2000
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets:
--------------------------------------------------------------------------------

Operations:

Investment loss--net                                                $      (576)
Realized gain on investments--net                                            62
Unrealized depreciation on investments--net                            (332,445)
                                                                    -----------
Net decrease in net assets resulting from operations                   (332,959)
                                                                    -----------
-------------------------------------------------------------------------------

Capital Share Transactions:

Net increase in net assets derived from capital share transactions    5,012,680
                                                                    -----------
-------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                          4,679,721
Beginning of period                                                     100,000
                                                                    -----------
End of period                                                       $ 4,779,721
                                                                    ===========
-------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


               June 30, 2000 (14) Mercury QA Large Cap Value Fund

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

                                                 For the Period June 2, 2000+ to June 30, 2000
----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:     Class I         Class A         Class B         Class C
----------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period       $   10.00       $   10.00       $   10.00       $   10.00
                                           ---------------------------------------------------------
Investment loss--net                              --++            --++          (.01)           (.01)
Realized and unrealized loss on
  investments--net                              (.65)           (.65)           (.65)           (.65)
                                           ---------------------------------------------------------
Total from investment operations                (.65)           (.65)           (.66)           (.66)
                                           ---------------------------------------------------------
Net asset value, end of period             $    9.35       $    9.35       $    9.34       $    9.34
                                           =========================================================
----------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share             (6.50%)++       (6.50%)++       (6.60%)++       (6.60%)++
                                           =========================================================
----------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                  1.50%*          1.75%*          2.50%*          2.50%*
                                           =========================================================
Expenses                                        5.20%*          5.45%*          6.20%*          6.20%*
                                           =========================================================
Investment loss--net                            (.08%)*         (.15%)*        (1.01%)*         (.97%)*
                                           =========================================================
----------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)   $   4,315       $      28       $      79       $     358
                                           =========================================================
Portfolio turnover                               .50%            .50%            .50%            .50%
                                           =========================================================
----------------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Amount is less than $.01 per share. ++Aggregate total investment return.

      See Notes to Financial Statements.


               June 30, 2000 (15) Mercury QA Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

(1)   Significant Accounting Policies:

      Mercury QA Large Cap Value Fund (the "Fund") is part of Mercury QA Equity Series, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. Prior to commencement of operations on June 2, 2000, the Fund had no operations other than those relating to organizational matters and the issuance of 10,000 capital shares of the Fund on February 25, 2000 to Mercury Advisors ("Mercury"), a division of Fund Asset Management, L.P. ("FAM"), for $100,000. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Corporation's Board of Directors.


               June 30, 2000 (16) Mercury QA Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

      When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

      o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.


               June 30, 2000 (17) Mercury QA Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      (d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

      (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

      (f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

      (g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(2)   Investment Advisory Agreement and Transaction Affiliates:

      The Fund has entered into an Investment Advisory Agreement with Mercury. The general partner of Mercury is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.


               June 30, 2000 (18) Mercury QA Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      As compensation for its services to the Fund, Mercury receives monthly compensation at the annual rate of .40% of the average daily net assets of the Fund. For the period June 2, 2000 to June 30, 2000, Mercury earned fees of $1,529, all of which was voluntarily waived. Mercury also reimbursed the Fund for additional expenses of $12,599.

      The Fund has also entered into an Administration Agreement with Mercury. The Fund pays a monthly fee at an annual rate of .35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                     Account        Distribution
                                                  Maintenance Fee        Fee
      --------------------------------------------------------------------------
      Class A                                         .25%              --
      --------------------------------------------------------------------------
      Class B                                         .25%             .75%
      --------------------------------------------------------------------------
      Class C                                         .25%             .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the period June 2, 2000 to June 30, 2000, FAMD earned underwriting discounts and direct commissions, and MLPF&S earned dealer concessions on sales of the Fund's Class A Shares as follows:

                                                                  FAMD    MLPF&S
--------------------------------------------------------------------------------
      Class A                                                     $--    $131
--------------------------------------------------------------------------------

      Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., acts as the Fund's transfer agent.

      Accounting services are provided to the Fund by FAM at cost.


               June 30, 2000 (19) Mercury QA Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Certain officers and/or directors of the Corporation are officers and/or directors of Mercury, FAM, PSI, FDS, FAMD, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the period June 2, 2000 to June 30, 2000 were $5,117,823 and $24,369, respectively.

      Net realized gains for the period June 2, 2000 to June 30, 2000, and net unrealized losses as of June 30, 2000 were as follows:

                                                         Realized    Unrealized
                                                           Gains       Losses
      --------------------------------------------------------------------------
      Long-term investments                               $     62   $ (332,445)
                                                          ----------------------
      Total                                               $     62   $ (332,445)
                                                          ======================
      --------------------------------------------------------------------------

      As of June 30, 2000, net unrealized depreciation for Federal income tax purposes aggregated $332,445, of which $105,678 related to appreciated securities and $438,123 related to depreciated securities. The aggregate cost of investments at June 30, 2000 for Federal income tax purposes was $5,093,517.

(4)   Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $5,012,680 for the period June 2, 2000 to June 30, 2000.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Period June 2, 2000+
      to June 30, 2000                                Shares       Dollar Amount
      --------------------------------------------------------------------------
      Shares sold                                       480,589     $ 4,805,008
      Shares redeemed                                   (21,612)       (209,700)
                                                        ------------------------
      Net increase                                      458,977     $ 4,595,308
                                                        ========================
      --------------------------------------------------------------------------

      + Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.


               June 30, 2000 (20) Mercury QA Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

Class A Shares for the Period June 2, 2000+
to June 30, 2000                               Shares             Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                       710                 $   7,100
Shares redeemed                                  (236)                   (2,315)
                                               ---------------------------------
Net increase                                      474                 $   4,785
                                               =================================
--------------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.

Class B Shares for the Period June 2, 2000+
to June 30, 2000                               Shares             Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                        5,949            $   58,125
                                               ---------------------------------
Net increase                                       5,949            $   58,125
                                               =================================
--------------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.

Class C Shares for the Period June 2, 2000+
to June 30, 2000                               Shares             Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                       35,825            $  354,462
                                               ---------------------------------
Net increase                                      35,825            $  354,462
                                               =================================
--------------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.


               June 30, 2000 (21) Mercury QA Large Cap Value Fund

OFFICERS AND DIRECTORS

Terry K. Glenn, Director and President
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Arthur Zeikel, Director
Robert C. Doll, Jr., Senior Vice President
Philip Green, Senior Vice President
Sidney Hoots, Senior Vice President
Dean D'Onofrio, Senior Vice President
Frank Salerno, Senior Vice President
Donald C. Burke, Vice President and
  Treasurer
Allan J. Oster, Secretary

Custodian

The Chase Manhattan Bank
4 Chase MetroTech, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


               June 30, 2000 (22) Mercury QA Large Cap Value Fund

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury QA Large Cap Value Fund of
Mercury QA Equity Series, Inc.
Box 9011
Princeton, NJ
08543-9011

[LOGO] Printed on post-consumer recycled paper                   MERCQAVAL--6/00